Employee Retirement and Severance Benefits (Tables)	12 Months Ended
Dec. 31, 2016
Reconciliations of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets

Reconciliations of beginning and ending balances of the projected benefit obligations and the fair value of the plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2016	2015	2016	2015
	(Millions of yen)		(Millions of yen)
Change in benefit obligations:
Projected benefit obligations at beginning of year	781,350	760,331	349,680	364,662
Service cost	29,367	30,009	6,816	7,760
Interest cost	8,238	8,008	8,792	10,572
Plan participants’ contributions	—	—	1,594	1,830
Actuarial (gain) loss	45,778	7,481	55,629	(5,534)
Benefits paid	(25,032)	(24,479)	(6,268)	(6,795)
Acquisition	71,040	—	21,285	—
Plan amendments	(4,734)	—	—	(2,655)
Foreign currency exchange rate changes	—	—	(45,442)	(20,160)

Projected benefit obligations at end of year	906,007	781,350	392,086	349,680
Change in plan assets:
Fair value of plan assets at beginning of year	626,575	622,121	217,870	221,421
Actual return on plan assets	12,145	17,541	18,276	21
Employer contributions	7,304	8,701	7,271	10,864
Plan participants’ contributions	—	—	1,594	1,830
Benefits paid	(21,782)	(21,788)	(6,268)	(6,795)
Acquisition	43,194	—	14,972	—
Foreign currency exchange rate changes	—	—	(28,776)	(9,471)

Fair value of plan assets at end of year	667,436	626,575	224,939	217,870

Funded status at end of year	(238,571)	(154,775)	(167,147)	(131,810)

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets at December 31, 2016 and 2015 are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2016	2015	2016	2015
	(Millions of yen)		(Millions of yen)
Other assets	976	814	1,346	9,986
Accrued expenses	—	—	(840)	(1,123)
Accrued pension and severance cost	(239,547)	(155,589)	(167,653)	(140,673)

	(238,571)	(154,775)	(167,147)	(131,810)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss) Before Effect of Income Taxes

Amounts recognized in accumulated other comprehensive income (loss) at December 31, 2016 and 2015 before the effect of income taxes are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2016	2015	2016	2015
	(Millions of yen)		(Millions of yen)
Actuarial loss	251,078	208,946	116,930	71,750
Prior service credit	(71,439)	(79,935)	(2,652)	(2,567)

	179,639	129,011	114,278	69,183

Accumulated Benefit Obligation for All Defined Benefit Plans

The accumulated benefit obligation for all defined benefit plans was as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2016	2015	2016	2015
	(Millions of yen)		(Millions of yen)
Accumulated benefit obligation	869,355	740,545	377,004	338,160

Pension Plans with Projected and Accumulated Benefit Obligations in Excess of Plan Assets

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2016	2015	2016	2015
	(Millions of yen)		(Millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	905,975	777,458	390,942	346,749
Fair value of plan assets	666,428	621,869	222,449	204,953
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	867,706	731,537	375,860	331,351
Fair value of plan assets	664,586	615,963	222,449	200,891

Components of Net Periodic Benefit Cost

Net periodic benefit cost for Canon’s employee retirement and severance defined benefit plans for the years ended December 31, 2016, 2015 and 2014 consisted of the following components:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2016	2015	2014	2016	2015	2014
	(Millions of yen)			(Millions of yen)
Service cost	29,367	30,009	26,445	6,816	7,760	6,801
Interest cost	8,238	8,008	10,772	8,792	10,572	10,654
Expected return on plan assets	(19,443)	(19,579)	(18,018)	(10,012)	(11,857)	(10,637)
Amortization of prior service credit	(13,230)	(12,592)	(12,800)	85	(145)	(61)
Amortization of actuarial loss	10,944	10,402	10,023	2,185	3,839	1,698
(Gain) loss on curtailments and settlements	—	—	—	—	—	(9,370)

	15,876	16,248	16,422	7,866	10,169	(915)

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended December 31, 2016, 2015 and 2014 are summarized as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2016	2015	2014	2016	2015	2014
	(Millions of yen)			(Millions of yen)
Current year actuarial (gain) loss	53,076	9,519	33,800	47,365	6,302	37,366
Current year prior service credit	(4,734)	—	—	—	(2,655)	—
Amortization of actuarial loss	(10,944)	(10,402)	(10,023)	(2,185)	(3,839)	(1,698)
Amortization of prior service credit	13,230	12,592	12,800	(85)	145	61
Curtailments and settlements	—	—	—	—	—	(16,725)

	50,628	11,709	36,577	45,095	(47)	19,004

Summary of Defined Benefit Pension Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Benefit Cost over Next Year

The estimated prior service credit and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are summarized as follows:

	Japanese plans	Foreign plans
	(Millions of yen)	(Millions of yen)
Prior service credit	(13,163)	43
Actuarial loss	13,852	5,765

Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost

Weighted-average assumptions used to determine benefit obligations are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2016	2015	2016	2015
Discount rate	0.7%	1.1%	2.2%	3.0%
Assumed rate of increase in future compensation levels	2.6%	3.0%	2.1%	2.0%

Weighted-average assumptions used to determine net periodic benefit cost are as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2016	2015	2014	2016	2015	2014
Discount rate	1.1%	1.1%	1.6%	3.0%	2.9%	3.9%
Assumed rate of increase in future compensation levels	3.0%	3.0%	3.0%	2.0%	2.0%	2.3%
Expected long-term rate of return on plan assets	3.1%	3.1%	3.1%	4.4%	5.6%	4.9%

Fair Values of Company's Pension Plans Assets

The three levels of input used to measure fair value are more fully described in Note 20. The fair values of Canon’s pension plan assets at December 31, 2016 and 2015, by asset category, are as follows:

	December 31, 2016
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (a)	46,630	—	—	46,630	—	—	—	—
Foreign companies	7,902	—	—	7,902	22,680	—	—	22,680
Pooled funds (b)	—	133,023	—	133,023	—	62,641	—	62,641
Debt securities:
Government bonds (c)	99,157	—	—	99,157	11,558	—	—	11,558
Municipal bonds	—	1,317	—	1,317	—	2,577	—	2,577
Corporate bonds	—	14,298	—	14,298	—	19,989	—	19,989
Pooled funds (d)	—	121,066	—	121,066	—	22,296	—	22,296
Mortgage backed securities (and other asset backed securities)	—	13,612	—	13,612	—	—	—	—
Life insurance company general accounts	—	128,220	—	128,220	—	6,898	—	6,898
Other assets	—	102,127	84	102,211	—	76,276	24	76,300

	153,689	513,663	84	667,436	34,238	190,677	24	224,939

	December 31, 2015
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (e)	49,847	—	—	49,847	—	—	—	—
Foreign companies	3,287	—	—	3,287	18,661	—	—	18,661
Pooled funds (f)	—	125,850	—	125,850	—	66,296	—	66,296
Debt securities:
Government bonds (g)	142,015	—	—	142,015	48	—	—	48
Municipal bonds	—	1,248	—	1,248	—	2,587	—	2,587
Corporate bonds	—	13,532	—	13,532	—	21,009	—	21,009
Pooled funds (h)	—	120,364	—	120,364	—	34,564	—	34,564
Mortgage backed securities (and other asset backed securities)	—	10,462	—	10,462	—	137	—	137
Life insurance company general accounts	—	125,759	—	125,759	—	6,190	—	6,190
Other assets	—	33,432	779	34,211	—	68,378	—	68,378

	195,149	430,647	779	626,575	18,709	199,161	—	217,870

(a)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥187 million.
(b)	These funds invest in listed equity securities consisting of approximately 25% Japanese companies and 75% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(c)	This class includes approximately 85% Japanese government bonds and 15% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(d)	These funds invest in approximately 25% Japanese government bonds, 50% foreign government bonds, 5% Japanese municipal bonds, and 20% corporate bonds for Japanese plans. These funds invest in approximately 70% foreign government bonds and 30% corporate bonds for foreign plans.
(e)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥325 million.
(f)	These funds invest in listed equity securities consisting of approximately 25% Japanese companies and 75% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(g)	This class includes approximately 85% Japanese government bonds and 15% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(h)	These funds invest in approximately 25% Japanese government bonds, 50% foreign government bonds, 5% Japanese municipal bonds, and 20% corporate bonds for Japanese plans. These funds invest in approximately 75% foreign government bonds and 25% corporate bonds for foreign plans.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Japanese plans	Foreign plans
	(Millions of yen)	(Millions of yen)
Year ending December 31:
2017	30,021	9,549
2018	32,431	9,920
2019	33,936	10,070
2020	34,833	10,460
2021	36,715	10,905
2022 – 2026	203,010	61,681